Commitments and Contingencies - Summary of Minimum Purchase Commitments Under The Collaboration Agreement (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Purchase commitment, remaining minimum amount committed	$ 109,000
October 1, 2019 - September 30, 2020 [Member]
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Purchase commitment, remaining minimum amount committed	10,000
October 1, 2020 - March 31, 2022 [Member]
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Purchase commitment, remaining minimum amount committed	15,000
April 1, 2022 - March 31, 2023 [Member]
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Purchase commitment, remaining minimum amount committed	14,000
April 1, 2023 - March 31, 2024 [Member]
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Purchase commitment, remaining minimum amount committed	17,500
April 1, 2024 - March 31, 2025 [Member]
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Purchase commitment, remaining minimum amount committed	17,500
Thereafter [Member]
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Purchase commitment, remaining minimum amount committed	$ 35,000